UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-22048
Investment Company Act File Number

Emerging Markets Local Income Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

January 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio	as of January 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 67.3%

	Principal
Security	Amount		Value
Brazil — 7.3%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	431,220	$222,511
Nota Do Tesouro Nacional, 10.00%, 1/1/11	BRL	1,425,000	754,077
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	6,142,000	3,168,811
Nota Do Tesouro Nacional, 10.00%, 1/1/14	BRL	6,789,000	3,330,508
Nota Do Tesouro Nacional, 10.00%, 1/1/17	BRL	1,975,000	907,128
Republic of Brazil, 10.25%, 1/10/28	BRL	620,000	333,024

Total Brazil (identified cost $8,683,139)			$8,716,059

Chile — 2.0%
Government of Chile, 2.10%, 9/1/15(1)	CLP	83,487,680	$151,413
Government of Chile, 3.00%, 7/1/13(1)	CLP	480,246,567	932,157
Government of Chile, 3.00%, 5/1/17(1)	CLP	647,288,851	1,221,878
Government of Chile, 5.00%, 9/1/11(1)	CLP	62,615,760	127,459

Total Chile (identified cost $2,410,505)			$2,432,907

Colombia — 3.0%
Republic of Colombia, 9.85%, 6/28/27	COP	2,200,000,000	$1,285,061
Republic of Columbia, 12.00%, 10/22/15	COP	3,700,000,000	2,284,578

Total Colombia (identified cost $2,968,553)			$3,569,639

Congo — 0.0%
Republic of Congo, 3.00%, 6/30/29	USD	109,250	$58,176

Total Congo (identified cost $43,137)			$58,176

Costa Rica — 0.1%
Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	89,038,237	$72,406
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	10,512,827	8,466

Total Costa Rica (identified cost $103,435)			$80,872

Egypt — 0.3%
Arab Republic of Egypt, 8.75%, 7/18/12(2)	EGP	1,690,000	$310,277

Total Egypt (identified cost $295,993)			$310,277

Georgia — 0.2%
Republic of Georgia, 7.50%, 4/15/13	USD	280,000	$291,200

Total Georgia (identified cost $199,601)			$291,200

Ghana — 0.3%
Ghana Government Bond, 13.00%, 8/2/10	GHS	470,000	$317,539

Total Ghana (identified cost $503,347)			$317,539

	Principal
Security	Amount		Value
Hungary — 7.0%
Hungary Government Bond, 5.50%, 2/12/16	HUF	210,000,000	$968,498
Hungary Government Bond, 6.00%, 10/24/12	HUF	538,920,000	2,701,407
Hungary Government Bond, 6.00%, 11/24/23	HUF	195,000,000	860,605
Hungary Government Bond, 6.75%, 2/24/17	HUF	303,100,000	1,458,715
Hungary Government Bond, 6.75%, 11/24/17	HUF	148,000,000	709,354
Hungary Government Bond, 7.25%, 6/12/12	HUF	322,000,000	1,666,022

Total Hungary (identified cost $7,887,596)			$8,364,601

Indonesia — 7.4%
Indonesia Government, 9.00%, 9/15/13	IDR	9,800,000,000	$1,076,192
Indonesia Government, 9.00%, 9/15/18	IDR	17,700,000,000	1,845,504
Indonesia Government, 9.75%, 5/15/37	IDR	12,436,000,000	1,219,646
Indonesia Government, 10.00%, 9/15/24	IDR	22,100,000,000	2,296,379
Indonesia Government, 11.00%, 11/15/20	IDR	7,910,000,000	917,568
Indonesia Government, 11.50%, 9/15/19	IDR	12,000,000,000	1,437,581

Total Indonesia (identified cost $7,893,827)			$8,792,870

Israel — 0.4%
Israeli Government Bond, 5.00%, 4/30/15(1)	ILS	1,396,603	$438,928

Total Israel (identified cost $440,811)			$438,928

Macedonia — 0.3%
Republic of Macedonia, 4.625%, 12/8/15	EUR	280,000	$350,611

Total Macedonia (identified cost $244,338)			$350,611

Malaysia — 9.5%
Malaysian Government, 3.74%, 2/27/15	MYR	13,350,000	$3,906,427
Malaysian Government, 3.76%, 4/28/11	MYR	10,900,000	3,248,030
Malaysian Government, 4.24%, 2/7/18	MYR	13,900,000	4,109,681

Total Malaysia (identified cost $11,164,967)			$11,264,138

Mexico — 3.4%
Government of Mexico, 10.00%, 12/5/24	MXN	29,210,000	$2,584,460
Government of Mexico, 10.00%, 11/20/36	MXN	16,370,000	1,436,630

Total Mexico (identified cost $4,286,092)			$4,021,090

Peru — 2.0%
Republic of Peru, 6.90%, 8/12/37(2)	PEN	2,367,000	$870,579
Republic of Peru, 7.84%, 8/12/20	PEN	1,000,000	405,240
Republic of Peru, 8.60%, 8/12/17	PEN	2,605,000	1,098,908

Total Peru (identified cost $2,121,048)			$2,374,727

Poland — 4.4%
Poland Government Bond, 3.00%, 8/24/16(1)	PLN	1,513,802	$501,646
Poland Government Bond, 4.75%, 4/25/12	PLN	2,010,000	688,659
Poland Government Bond, 5.25%, 10/25/17	PLN	3,575,000	1,176,814

	Principal
Security	Amount		Value
Poland Government Bond, 5.75%, 9/23/22	PLN	5,420,000	$1,795,787
Poland Government Bond, 6.25%, 10/24/15	PLN	2,900,000	1,024,734

Total Poland (identified cost $5,761,222)			$5,187,640

South Africa — 3.7%
Republic of South Africa, 6.50%, 6/2/14	USD	890,000	$974,550
Republic of South Africa, 7.25%, 1/15/20	ZAR	30,500,000	3,497,841

Total South Africa (identified cost $4,283,575)			$4,472,391

Thailand — 7.5%
Bank of Thailand, 3.625%, 5/2/11	THB	22,000,000	$679,286
Kingdom of Thailand, 3.625%, 5/22/15	THB	85,000,000	2,595,468
Kingdom of Thailand, 5.125%, 3/13/18	THB	121,500,000	3,972,975
Kingdom of Thailand, 5.67%, 3/13/28	THB	49,000,000	1,687,733

Total Thailand (identified cost $8,629,257)			$8,935,462

Turkey — 7.9%
Turkey Government Bond, 9.00%, 5/21/14(1)	TRY	661,024	$535,267
Turkey Government Bond, 10.00%, 2/15/12(1)	TRY	5,897,589	4,495,840
Turkey Government Bond, 12.00%, 8/14/13(1)	TRY	5,085,551	4,413,650

Total Turkey (identified cost $7,604,478)			$9,444,757

Uruguay — 0.6%
Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	13,255,770	$667,426

Total Uruguay (identified cost $570,790)			$667,426

Total Foreign Government Bonds (identified cost $76,095,711)			$80,091,310

Foreign Corporate Bonds — 0.1%

	Principal
Security	Amount		Value
Kazakhstan — 0.1%
Kazkommerts International, 7.875%, 4/7/14(3)	USD	60,000	$55,500

Total Kazakhstan (identified cost $50,306)			$55,500

Total Foreign Corporate Bonds (identified cost $50,306)			$55,500

Mortgage Pass-Throughs — 16.5%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
6.50%, with maturity at 2024	$5,718,920	$6,333,835
7.50%, with maturity at 2034	934,041	1,062,931

		$7,396,766

	Principal
Security	Amount	Value
Federal National Mortgage Association:
2.509%, with maturity at 2035(4)	$1,882,082	$1,946,190
4.326%, with maturity at 2035(4)	1,701,128	1,772,895
5.50%, with maturity at 2017	1,042,412	1,116,708
6.00%, with maturity at 2032	1,394,185	1,509,321
6.50%, with maturity at 2017	1,177,632	1,260,118
7.00%, with various maturities to 2033	2,579,010	2,887,881
8.50%, with maturity at 2032	1,520,932	1,796,382

		$12,289,495

Total Mortgage Pass-Throughs (identified cost $18,942,863)		$19,686,261

Currency Options Purchased — 0.0%

	Principal
	Amount of
	Contracts	Strike	Expiration
Description	(000’s omitted)	Price	Date	Value
Japanese Yen Put Option	JPY 119,000	JPY 106.91	4/8/10	$251

Total Currency Options Purchased (identified cost $20,625)				$251

Short-Term Investments — 15.0%

Foreign Government Securities — 9.9%

	Principal
Security	Amount		Value
Chile — 0.3%
Chilean Government Bond, 6.00%, 7/1/10	CLP	205,000,000	$399,594

Total Chile (identified cost $425,668)			$399,594

Egypt — 3.2%
Egypt Treasury Bill, 0.00%, 2/2/10	EGP	2,975,000	$544,235
Egypt Treasury Bill, 0.00%, 2/9/10	EGP	1,900,000	346,960
Egypt Treasury Bill, 0.00%, 2/16/10	EGP	4,525,000	824,833
Egypt Treasury Bill, 0.00%, 2/23/10	EGP	775,000	141,015
Egypt Treasury Bill, 0.00%, 3/2/10	EGP	4,575,000	830,946
Egypt Treasury Bill, 0.00%, 6/29/10	EGP	1,150,000	202,095
Egypt Treasury Bill, 0.00%, 8/3/10	EGP	850,000	147,795
Egypt Treasury Bill, 0.00%, 9/28/10	EGP	825,000	140,932
Egypt Treasury Bill, 0.00%, 10/5/10	EGP	1,675,000	285,483
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	1,100,000	186,186
Egypt Treasury Bill, 0.00%, 10/26/10	EGP	875,000	148,102

Total Egypt (identified cost $3,800,867)			$3,798,582

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 2/15/10	ISK	2,356,000	$15,586
Iceland Treasury Bill, 0.00%, 3/15/10	ISK	12,900,000	84,859
Iceland Treasury Note, 7.00%, 3/17/10	ISK	8,011,000	53,034

Total Iceland (identified cost $150,456)			$153,479

	Principal
Security	Amount		Value
Kazakhstan — 1.6%
Kazakhstan National Bank, 0.00%, 2/19/10	KZT	90,750,000	$612,678
Kazakhstan National Bank, 0.00%, 3/5/10	KZT	23,795,900	160,567
Kazakhstan National Bank, 0.00%, 3/12/10	KZT	113,400	765
Kazakhstan National Bank, 0.00%, 4/23/10	KZT	52,000,400	349,976
Kazakhstan National Bank, 0.00%, 5/28/10	KZT	110,786,100	743,718

Total Kazakhstan (identified cost $1,858,218)			$1,867,704

Lebanon — 2.6%
Lebanon Treasury Bill, 0.00%, 2/4/10	LBP	229,000,000	$152,529
Lebanon Treasury Bill, 0.00%, 2/18/10	LBP	168,000,000	111,740
Lebanon Treasury Bill, 0.00%, 3/4/10	LBP	68,000,000	45,158
Lebanon Treasury Bill, 0.00%, 3/18/10	LBP	733,150,000	486,063
Lebanon Treasury Bill, 0.00%, 4/1/10	LBP	365,000,000	241,549
Lebanon Treasury Bill, 0.00%, 4/15/10	LBP	449,000,000	296,567
Lebanon Treasury Bill, 0.00%, 4/29/10	LBP	770,000,000	507,133
Lebanon Treasury Bill, 0.00%, 6/10/10	LBP	180,000,000	117,845
Lebanon Treasury Bill, 0.00%, 6/24/10	LBP	169,500,000	110,744
Lebanon Treasury Bill, 0.00%, 7/8/10	LBP	172,420,000	112,284
Lebanon Treasury Bill, 0.00%, 7/22/10	LBP	118,000,000	76,774
Lebanon Treasury Bill, 0.00%, 9/23/10	LBP	184,000,000	118,325
Lebanon Treasury Bill, 0.00%, 10/21/10	LBP	334,800,000	214,419
Lebanon Treasury Bill, 0.00%, 11/4/10	LBP	211,560,000	135,358
Lebanon Treasury Bill, 0.00%, 11/18/10	LBP	102,400,000	65,362
Lebanon Treasury Bill, 0.00%, 12/16/10	LBP	100,000,000	63,524
Lebanon Treasury Bill, 0.00%, 12/30/10	LBP	182,940,000	115,928
Lebanon Treasury Note, 8.46%, 6/24/10	LBP	90,720,000	61,253
Lebanon Treasury Note, 11.30%, 3/25/10	LBP	114,530,000	77,001

Total Lebanon (identified cost $3,102,517)			$3,109,556

South Korea — 0.6%
Korea Monetary Stabilization Bond, 0.00%, 3/2/10	KRW	232,280,000	$199,584
Korea Monetary Stabilization Bond, 0.00%, 4/13/10	KRW	394,570,000	338,004
Korea Monetary Stabilization Bond, 0.00%, 4/20/10	KRW	174,680,000	149,555

Total South Korea (identified cost $703,950)			$687,143

Sri Lanka — 1.4%
Sri Lanka Treasury Bill, 0.00%, 2/5/10	LKR	47,330,000	$412,231
Sri Lanka Treasury Bill, 0.00%, 5/7/10	LKR	95,550,000	815,938
Sri Lanka Treasury Bill, 0.00%, 7/16/10	LKR	55,680,000	467,605

Total Sri Lanka (identified cost $1,694,212)			$1,695,774

Zambia — 0.1%
Zambia Treasury Bill, 0.00%, 1/31/11	ZMK	297,000,000	$59,231

Total Zambia (identified cost $59,025)			$59,231

Total Foreign Government Securities (identified cost $11,794,913)			$11,771,063

Repurchase Agreements(5) — 2.2%

	Principal
	Amount
Description	(000’s omitted)	Value
Barclays Bank PLC, dated 9/16/09, with an interest rate of 0.85%, collateralized by Costa Rica Government Bond with an interest rate of 9.995%, a maturity date of 8/1/20 and a market value of $1,359,697.	$1,287	$1,286,788
JPMorgan Chase Bank, dated 1/25/10, with an interest rate of 0.40%, collateralized by Philippines Government Bond with an interest rate of 9.5%, a maturity date of 2/2/30 and a market value of $1,346,036.	1,346	1,346,000

Total Repurchase Agreements (identified cost $2,632,788)		$2,632,788

Other Securities — 2.9%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(6)	$1,657	$1,657,158
Eaton Vance Cash Reserves Fund, LLC, 0.11%(6)	1,759	1,758,769

Total Other Securities (identified cost $3,415,927)		$3,415,927

Total Short-Term Investments (identified cost $17,843,628)		$17,819,778

Total Investments — 98.9% (identified cost $112,953,133)		$117,653,100

Currency Options Written — 0.0%

	Principal
	Amount of
	Contracts	Strike	Expiration
Description	(000’s omitted)	Price	Date	Value
Japanese Yen Call Option	JPY 170,000	JPY 76.3	4/8/10	$(1,544)

Total Currency Options Written (Premiums received $21,790)				$(1,544)

Other Assets, Less Liabilities — 1.1%				$1,359,597

Net Assets — 100.0%				$119,011,153

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BRL	-	Brazilian Real

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

EGP	-	Egyptian Pound

EUR	-	Euro

GHS	-	Ghanaian Cedi

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian New Sol

PLN	-	Polish Zloty

THB	-	Thai Baht

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMK	-	Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions and remain exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the aggregate value of these securities is $1,180,856 or 1.0% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2010.

(5)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(6)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2010. Net income allocated from the investment in Cash Management Portfolio and Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2010 was $0 and $31, respectively.

A summary of financial instruments outstanding at January 31, 2010 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
2/5/10	Sri Lankan Rupee 47,330,000	United States Dollar 403,323	$(9,296)
2/8/10	New Turkish Lira 1,490,000	United States Dollar 1,005,839	11,528
2/19/10	Euro 844,000	United States Dollar 1,223,294	53,140
2/23/10	Chilean Peso 787,000,000	United States Dollar 1,597,321	95,054
2/25/10	Japanese Yen 54,609,016	United States Dollar 603,850	(1,181)
2/25/10	Japanese Yen 54,000,000	United States Dollar 598,802	520
2/26/10	Euro 643,000	United States Dollar 903,280	11,816
3/2/10	Chilean Peso 154,000,000	United States Dollar 300,781	6,776
5/7/10	Sri Lankan Rupee 41,770,000	United States Dollar 356,399	(3,429)
5/7/10	Sri Lankan Rupee 49,280,000	United States Dollar 420,299	(4,224)
5/7/10	Sri Lankan Rupee 4,500,000	United States Dollar 38,396	(369)
7/6/10	Chilean Peso 61,800,000	United States Dollar 125,904	7,529
7/6/10	Chilean Peso 25,700,000	United States Dollar 52,680	3,453
7/6/10	Chilean Peso 123,500,000	United States Dollar 252,169	15,610
7/16/10	Sri Lankan Rupee 55,680,000	United States Dollar 473,872	(1,609)
7/20/10	Kazak Tenge 36,814,800	United States Dollar 225,858	(24,466)
7/20/10	Ukrainian Hryvnia 2,269,900	United States Dollar 242,640	(17,131)
7/21/10	Kazak Tenge 36,865,500	United States Dollar 227,565	(23,112)
7/21/10	Ukrainian Hryvnia 2,253,200	United States Dollar 240,149	(17,588)
7/23/10	Kazak Tenge 38,380,000	United States Dollar 236,549	(24,443)
7/23/10	Ukrainian Hryvnia 2,355,400	United States Dollar 248,722	(20,451)

			$58,127

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
2/1/10	Zambian Kwacha 1,046,823,800	United States Dollar 229,980	$(413)
2/3/10	Russian Ruble 6,200,000	United States Dollar 209,488	(5,373)
2/3/10	Russian Ruble 28,122,000	United States Dollar 950,646	(24,820)

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
2/4/10	Malaysian Ringgit 1,410,000	United States Dollar 410,648	$2,639
2/5/10	Zambian Kwacha 776,193,836	United States Dollar 169,246	905
2/8/10	Polish Zloty 920,000	Euro 224,139	4,093
2/8/10	Polish Zloty 5,635,900	Euro 1,374,586	22,973
2/8/10	Polish Zloty 1,930,000	Euro 471,099	7,346
2/8/10	Indian Rupee 14,500,000	United States Dollar 313,853	(65)
2/8/10	New Turkish Lira 7,788,404	United States Dollar 5,247,455	(50,075)
2/8/10	South African Rand 18,925,167	United States Dollar 2,583,711	(104,190)
2/8/10	South African Rand 23,228,086	United States Dollar 3,175,578	(132,301)
2/9/10	Indian Rupee 25,020,000	United States Dollar 535,990	5,378
2/9/10	Indian Rupee 25,020,000	United States Dollar 535,760	5,608
2/10/10	Mexican Peso 87,942,180	United States Dollar 6,801,143	(83,128)
2/11/10	Hungarian Forint 523,367,500	United States Dollar 2,761,105	(89,705)
2/11/10	Mexican Peso 17,340,194	United States Dollar 1,354,491	(30,003)
2/11/10	Russian Ruble 137,521,000	United States Dollar 4,514,806	7,574
2/16/10	Australian Dollar 408,900	United States Dollar 377,088	(15,885)
2/16/10	Indian Rupee 26,430,000	United States Dollar 582,159	(10,853)
2/16/10	Israeli Shekel 580,000	United States Dollar 155,329	64
2/16/10	South Korean Won 237,700,000	United States Dollar 211,308	(6,769)
2/18/10	Colombian Peso 3,409,000,000	United States Dollar 1,701,098	14,566
2/19/10	Norwegian Krone 2,230,000	Euro 271,207	194
2/19/10	Indian Rupee 11,853,000	United States Dollar 259,536	(3,434)
2/19/10	Polish Zloty 15,235,442	United States Dollar 5,429,111	(219,294)
2/22/10	Australian Dollar 94,700	United States Dollar 87,165	(3,564)
2/22/10	Indonesian Rupiah 670,000,000	United States Dollar 72,159	(856)
2/22/10	Malaysian Ringgit 2,046,000	United States Dollar 612,758	(14,125)
2/25/10	Norwegian Krone 4,522,300	Euro 554,822	(6,504)
2/25/10	Euro 892,283	United States Dollar 1,259,708	(22,631)
2/25/10	Indonesian Rupiah 15,703,000,000	United States Dollar 1,666,278	3,652
2/26/10	Indian Rupee 7,400,000	United States Dollar 159,689	39

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
2/26/10	South Korean Won 349,000,000	United States Dollar 300,841	$(599)
2/26/10	Thai Baht 98,268,700	United States Dollar 2,978,020	(19,163)
3/2/10	Brazilian Real 1,080,000	United States Dollar 582,839	(12,722)
3/2/10	Brazilian Real 7,358,000	United States Dollar 3,921,548	(37,366)
3/11/10	Indonesian Rupiah 6,050,600,000	United States Dollar 653,201	(11,159)
3/31/10	Indonesian Rupiah 12,645,000,000	United States Dollar 1,337,529	1,416
4/13/10	Ghanaian Cedi 188,250	United States Dollar 118,583	8,884
5/26/10	Zambian Kwacha 581,200,000	United States Dollar 98,242	27,206
5/27/10	Zambian Kwacha 540,750,000	United States Dollar 91,250	25,446
6/11/10	Zambian Kwacha 507,200,000	United States Dollar 104,793	4,367
7/20/10	Ukrainian Hryvnia 2,269,900	United States Dollar 225,861	33,910
7/21/10	Ukrainian Hryvnia 2,253,200	United States Dollar 227,596	30,142
7/23/10	Ukrainian Hryvnia 2,355,400	United States Dollar 237,919	31,254
8/19/10	Zambian Kwacha 212,650,000	United States Dollar 43,073	2,037
8/23/10	Zambian Kwacha 212,650,000	United States Dollar 43,354	1,702
9/3/10	Ukrainian Hryvnia 750,000	United States Dollar 66,964	16,743
9/28/10	Zambian Kwacha 417,900,000	United States Dollar 79,373	8,222
6/15/11	Yuan Renminbi 3,800,000	United States Dollar 574,887	7,179
6/15/11	Yuan Renminbi 1,800,000	United States Dollar 272,521	3,194
1/19/12	Yuan Renminbi 780,000	United States Dollar 123,223	(637)

			$(628,901)

At January 31, 2010, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $58,871 and a payable of $320,324.

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
3/10	2 Euro-Bobl	Short	$(323,434)	$(325,162)	$(1,728)
3/10	2 Euro-Bund	Short	(341,709)	(342,133)	(424)
3/10	1 U.S. 5 Year Treasury Note	Short	(116,192)	(116,461)	(269)

					$(2,421)

•	Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a remaining term to maturity of 4.5 to 5 years.

•	Euro-Bund: Long-term debt securities issued by the Federal Government of Germany with a remaining term to maturity of 8.5 to 10.5 years.

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America, N.A.	ILS	640	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(760)
Bank of America, N.A.	ILS	600	Receive	3-month ILS TELBOR	4.54%	1/06/15	(2,107)
Barclays Bank PLC	PLN	8,000	Pay	3-month PLN WIBOR	5.42%	6/01/14	75,204
Citigroup Global Markets	MXN	50,000	Pay	Mexican Interbank Deposit Rate	9.08%	8/06/13	277,929
Citigroup Global Markets	THB	69,000	Pay	6-month THBFIX	3.40%	1/14/15	8,396
Credit Suisse	PLN	10,000	Pay	3-month PLN WIBOR	5.17%	6/15/12	101,705
JPMorgan Chase Bank	BRL	4,252	Pay	Brazil Interbank Deposit Rate	9.67%	1/03/11	(4,536)
JPMorgan Chase Bank	ZAR	36,500	Pay	3-month JIBOR	9.05%	10/12/15	120,818

							$576,649

BRL	-	Brazilian Real

ILS	-	Israeli Shekel

MXN	-	Mexican Peso

PLN	-	Polish Zloty

THB	-	Thai Baht

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

		Notional	Contract		Current	Net Unrealized
		Amount*	Annual	Termination	Market Annual	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**	Date	Fixed Rate***	(Depreciation)
Iceland	JPMorgan Chase Bank	$500	1.75%	3/20/18	6.31%	$(109,696)
Iceland	JPMorgan Chase Bank	200	2.10%	3/20/23	5.79	(44,908)
Iceland	JPMorgan Chase Bank	200	2.45%	3/20/23	5.79	(40,521)

						$(195,125)

Credit Default Swaps — Buy Protection

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Austria	Barclays Bank PLC	$300	0.44%		12/20/13	$3,878
Austria	Barclays Bank PLC	200	1.42%		3/20/14	(5,093)
Brazil	Barklays Bank PLC	450	1.65%		9/20/19	(1,925)
China	Barclays Bank PLC	200	1.00	%(1)	3/20/15	(323)
China	Barclays Bank PLC	200	1.00	%(1)	3/20/20	(1,279)
China	Citigroup Global Markets	100	1.00	%(1)	3/20/20	(478)
China	JP Morgan Chase Bank	100	1.00	%(1)	3/20/15	(209)
Lebanon	Barclays Bank PLC	200	1.00	%(1)	12/20/14	(2,590)
Lebanon	Citigroup Global Markets	250	3.30%		9/20/14	(12,401)
Lebanon	Citigroup Global Markets	200	1.00	%(1)	12/20/14	(2,816)
Lebanon	Citigroup Global Markets	150	1.00	%(1)	12/20/14	(1,716)
Lebanon	Citigroup Global Markets	100	1.00	%(1)	12/20/14	(1,295)
Lebanon	Deutchebank	100	1.00	%(1)	3/20/15	(101)
Malaysia	Bank of America	200	0.83%		12/20/14	1,788
Malaysia	Barclays Bank PLC	300	2.40%		3/20/14	(17,972)
Malaysia	Barclays Bank PLC	400	0.82%		12/20/14	3,766
Malaysia	Citigroup Global Markets	300	2.45%		3/20/14	(18,584)
Philippines	Barclays Bank PLC	300	1.84%		12/20/14	(897)
Philippines	Barclays Bank PLC	100	1.85%		12/20/14	(433)
Philippines	Barclays Bank PLC	500	1.70%		12/20/14	1,646
Philippines	Barclays Bank PLC	142	1.00	%(1)	3/20/15	1,332
Philippines	Citigroup Global Markets	200	1.84%		12/20/14	(598)

		Notional	Contract			Net Unrealized
		Amount	Annual		Termination	Appreciation
Reference Entity	Counterparty	(000’s omitted)	Fixed Rate**		Date	(Depreciation)
Philippines	Citigroup Global Markets	$100	1.86%		12/20/14	$(479)
Philippines	JP Morgan Chase Bank	400	1.69%		12/20/14	1,502
Philippines	JP Morgan Chase Bank	142	1.00	%(1)	3/20/15	1,332
South Africa	Bank of America	300	1.00	%(1)	12/20/19	4,546
South Africa	Barclays Bank PLC	300	1.00	%(1)	12/20/19	2,401
South Africa	Citigroup Global Markets	150	1.00	%(1)	12/20/19	112
South Africa	Credit Suisse	100	1.00	%(1)	3/20/20	850
South Africa	JP Morgan Chase Bank	100	1.00	%(1)	12/20/19	(183)
South Africa	JP Morgan Chase Bank	100	1.00	%(1)	12/20/19	(1,441)
Thailand	Barclays Bank PLC	400	0.97%		9/20/19	9,172
Thailand	Citigroup Global Markets	400	0.86%		12/20/14	3,927
Thailand	Citigroup Global Markets	200	0.95%		9/20/19	4,908
Thailand	JP Morgan Chase Bank	200	0.87%		12/20/14	1,869
Turkey	Barclays Bank PLC	1,190	2.12%		1/20/13	(18,744)
Turkey	Citigroup Global Markets	430	2.93%		9/20/19	(30,010)
iTraxx Europe Subordinated Financials 5 Year Index	Bank of America	EUR 400	1.00	%(1)	12/20/14	(238)
iTraxx Europe Subordinated Financials 5 Year Index	Goldman Sachs International	EUR 400	1.00	%(1)	12/20/14	(114)

						$(76,890)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2010, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $900,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)  Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

	Notional	Expiration	Portfolio	Portfolio	Net Unrealized
Counterparty	Amount	Date	Pays	Receives	Appreciation
JPMorgan Chase Bank	$146,906	8/25/10	1-month USD- LIBOR-BBA + 50bp	Total Return on JPMorgan Abu Dhabi Index	$160

					$160

Cross-Currency Swaps

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate				Net Unrealized
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Appreciation
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	(Depreciation)
Citigroup Global Markets	TRY	169,736	$105,035	3-month USD- LIBOR-BBA	11.95%	2/15/12	$(1,174)
Citigroup Global Markets	TRY	339,968	$205,047	3-month USD- LIBOR-BBA	12.10%	2/15/12	(8,326)
Citigroup Global Markets	TRY	500,316	$297,807	3-month USD- LIBOR-BBA	12.46%	8/14/13	(41,273)
Credit Suisse	TRY	258,962	$149,603	3-month USD- LIBOR-BBA	12.45%	2/15/12	(14,716)

	Notional Amount		Notional Amount
	on Fixed Rate		on Floating Rate				Net Unrealized
	(Currency Received)		(Currency Delivered)	Floating	Fixed	Termination	Appreciation
Counterparty	(000’s omitted)		(000’s omitted)	Rate	Rate	Date	(Depreciation)
JPMorgan Chase Bank	TRY	685,893	$463,128	3-month USD- LIBOR-BBA	11.20%	5/21/14	$16,523

$(48,966)

TRY	-	New Turkish Lira

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written call options activity for the fiscal year to date ended January 31, 2010 was as follows:

	Principal Amount
	of Contracts		Premiums
	(000’s omitted)		Received
Outstanding, beginning of period	JPY	170,000	$21,790

Outstanding, end of period	JPY	170,000	$21,790

JPY	-	Japanese Yen

At January 31, 2010, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Equity Risk: The Portfolio may enter into total return swap agreements on a security, basket of securities or an index to enhance return, to change the duration of the overall portfolio, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio may enter into forward foreign currency exchange contracts. The Portfolio may also enter into such contracts to hedge the currency risk of investments it anticipates purchasing. The Portfolio may also purchase or write currency option contracts to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate and cross-currency swap contracts. The Portfolio may also purchase and sell U.S. Treasury and foreign debt futures contracts to hedge against changes in interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2010 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivative	Derivative
Credit	Credit Default Swaps	$43,029	$(315,044)

		$43,029	$(315,044)

Equity	Total Return Swaps	$160	$—

		$160	$—

Foreign Exchange	Currency Options Purchased	$251	$—
Foreign Exchange	Currency Options Written	—	(1,544)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	541,030	(1,373,257)

		$541,281	$(1,374,801)

Interest Rate	Cross-Currency Swaps	$16,523	$(65,489)
Interest Rate	Futures Contracts	—	(2,421)*
Interest Rate	Interest Rate Swaps	584,052	(7,403)

		$600,575	$(75,313)

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$113,663,479

Gross unrealized appreciation	$6,215,783
Gross unrealized depreciation	(2,226,162)

Net unrealized appreciation	$3,989,621

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Foreign Government Bonds	$—	$80,091,310	$—	$80,091,310
Foreign Corporate Bonds	—	55,500	—	55,500
Mortgage Pass-Throughs	—	19,686,261	—	19,686,261
Currency Options Purchased	—	251	—	251
Short-Term Investments	1,657,158	16,162,620		17,819,778

Total Investments	$1,657,158	$115,995,942	$—	$117,653,100

Forward Foreign Currency Exchange Contracts	$—	$541,030	$—	$541,030
Swap Contracts	—	643,764	—	643,764

Total	$1,657,158	$117,180,736	$—	$118,837,894

Liability Description

Currency Options Written	$—	$(1,544)	$—	$(1,544)
Forward Foreign Currency Exchange Contracts	—	(1,373,257)	—	(1,373,257)
Swap Contracts	—	(387,936)	—	(387,936)
Futures Contracts	(2,421)	—	—	(2,421)

Total	$(2,421)	$(1,762,737)	$—	$(1,765,158)

The Portfolio held no investments or other financial instruments as of October 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia

Mark S. Venezia
President

Date:	March 24, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 24, 2010